Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 2,833	$ 1,632
Investment income due and accrued	1,315	1,104
Property and equipment	607	612
Right-of-use assets	753	695
Deferred acquisition costs	158	172
Prepaid expenses	1,089	406
Premium receivable	842	637
Accrued post-retirement benefit assets	98	83
Other	115	93
Total other assets	7,810	5,434
Amortization expense, deferred acquisition costs	$ 53	$ 23